Business Acquisitions - Schedule of Summarized Consolidated Pro Forma Financial Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Hilda Knutsen Torill Knutsen Dan Cisne [Member]
Business Acquisition [Line Items]
Revenue		$ 145,524	$ 106,616
Net income		36,621	23,209
Ingrid Knutsen Dan Sabia [Member]
Business Acquisition [Line Items]
Revenue	$ 173,116	138,702	83,349
Net income	$ 43,810	$ 30,395	18,482
Carmen Knutsen [Member]
Business Acquisition [Line Items]
Revenue			84,037
Net income			$ 16,695